ORGANIZATION - Summary of Financial Information of VIEs Before Eliminating Intercompany Balances and Transactions Between VIEs and Other Entities within Group (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents		$ 1,002,841	$ 1,347,361
Restricted cash		254,100	95,300
Accounts receivable, net		97,782	61,846
Prepaid expenses and other assets		312,387	186,181
Inventories, net		37,689	9,790
Short-term investments		690	18,000
Amount due from related parties		5,224	2,235
Total current assets		1,710,713	1,720,713
Non-current assets:
Property and equipment, net		192,357	74,348
Intangible assets, net		12,887	37,333	$ 29,963
Long-term investments		111,022	28,216
Prepaid expenses and other assets		69,065	46,297
Restricted cash		2,371	2,317
Deferred tax assets		63,302	48,104
Total non-current assets		481,956	267,567
TOTAL ASSETS		2,192,669	1,988,280
Current liabilities:
Accounts payable		37,163	8,644
Accrued expenses and other payables		636,880	285,248
Advances from customers		29,355	27,155
Amount due to related parties		46,025	36,790
Short-term bank borrowings		856	2,013
Deferred revenue		426,675	268,241
Income taxes payable		9,539	9,614
Total current liabilities		1,186,493	637,705
Non-current liabilities:
Accrued expenses and other payables		7,894	7,547
Long-term bank borrowings		1,026
Deferred revenue		171,262	133,481
Unrecognized tax benefits		2,974	3,088
Total non-current liabilities		1,245,631	875,444
Total liabilities		2,432,124	1,513,149
Revenue
Revenue		826,968	414,190	345,670
Net loss		(961,034)	(561,166)	(224,955)
Net cash (used in) generated from operating activities		(495,819)	(259,228)	(101,821)
Net cash used in investing activities		(223,929)	(118,614)	(29,931)
Net cash generated from financing activities		546,628	1,623,843	199,622
VIEs
Current assets:
Cash and cash equivalents		144,155	92,678
Restricted cash		111,433	28,426
Accounts receivable, net		5,635	16,353
Prepaid expenses and other assets		74,954	58,648
Inventories, net		8,635	7,570
Short-term investments		690	0
Amount due from related parties		0	4
Amounts due from inter-companies	[1]	40,209	15,431
Total current assets		385,711	219,110
Non-current assets:
Property and equipment, net		29,404	24,715
Intangible assets, net		438	954
Long-term investments		12,131	4,974
Prepaid expenses and other assets		17,869	12,535
Restricted cash		100	0
Deferred tax assets		33,602	30,153
Total non-current assets		93,544	73,331
TOTAL ASSETS	[2]	479,255	292,441
Current liabilities:
Accounts payable		5,095	5,484
Accrued expenses and other payables		236,883	89,489
Advances from customers		4,832	6,091
Amount due to related parties		1,297	1,235
Short-term bank borrowings		856	2,013
Deferred revenue		119,219	137,512
Income taxes payable		1,785	1,673
Amounts due to inter-companies	[1]	83,927	55,509
Total current liabilities		453,894	299,006
Non-current liabilities:
Accrued expenses and other payables		1,630	4,190
Long-term bank borrowings		1,026	0
Deferred revenue		72,439	61,571
Amounts due to inter-companies	[1]	258,183	180,350
Unrecognized tax benefits		2,522	2,636
Total non-current liabilities		335,800	248,747
Total liabilities		789,694	547,753
Revenue
Net loss		(67,816)	(91,124)	(56,304)
Net cash (used in) generated from operating activities		67,275	(42,446)	(36,804)
Net cash used in investing activities		(27,434)	(22,509)	(1,343)
Net cash generated from financing activities		97,398	149,435	55,478
VIEs | Third party customers
Revenue
Revenue		342,800	201,413	157,519
VIEs | Inter-companies
Revenue
Revenue		$ 52,325	$ 27,038	$ 16,651

[1]	Amounts due from or to inter-companies consist of inter-company receivables or payables to the other companies within the group arising from inter-company transactions, and funds advanced for working capital purpose.
[2]	These assets can be used only to settle the obligations of the respective VIEs.